Taxes	12 Months Ended
Oct. 31, 2023
Taxes [Abstract]
TAXES

Note 11 — TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman

Caravelle is incorporated in the Cayman as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman.

BVI

SGEX is incorporated in the British Virgin Islands (“BVI”) as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Samoa

Topsheen Shipping Group Corporation was incorporated in Samoa. There is no income tax for income sourced or earned outside Samoa. Accordingly, the Company’s consolidated financial statements do not present any income tax provisions related to Samoa tax as all income was earned outside of Samoa.  If the Company had any income sourced to Samoa, it would be taxed at 27%.

Singapore

Under Singapore tax laws, subsidiaries in Singapore are subject to statutory income tax rate at 17.0% if revenue is generated in Singapore and there are no withholding taxes in Singapore on remittance of dividends.

Topsheen Shipping is eligible and participate under the Maritime Sector Incentive-Approved International Shipping Enterprise (MSI-AIS) award in Singapore. All qualified shipping income derived from the shipping activity in Topsheen Shipping is exempt from taxation for the duration of MSI-AIS approval. The MSI-AIS approval was in November 2015 for a period of ten years. The impact of the tax exemption noted above decreased taxes by $Nil, $4,266,324 and $1,741,872 for the years ended October 31, 2023, 2022 and 2021, respectively. The benefit of the tax exemption on net income(loss) per share (basic and diluted) were $Nil per share, $0.09 per share and $0.03 per share for the years ended October 31, 2023, 2022 and 2021, respectively. As the Company’s revenue are 100% generated from exempt income, the company’s net operating loss is not eligible to carrying forward for further taxable profit offset. No deferred tax assets recognized as of October 31,2023 and 2022.

United States

Pursuant to the U.S. Internal Revenue Code (the “Code”), U.S.-source income from the international operation of ships is generally exempt from U.S. tax if the company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. corporations.

i)	The components of the income tax provision are as follows:

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2023	2022	2021
Current	$3,618	$11,584	$1,905
Deferred	(1,076)	(341)	208
Total	$2,542	$11,243	$2,113

ii)	The following table summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	October 31, 2023	October 31, 2022
Deferred tax liability:
Depreciation for tangible assets	$217	$1,293
Total	$217	$1,293

The Group’s income (loss) before income taxes consisted of:

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2023	2022	2021
Non-Singapore	$(1,534,840)	$(1,334,643)	$(575,352)
Singapore	(14,240,322)	24,942,800	10,834,087
Total	$(15,775,162)	$23,608,157	$10,258,735

The following table reconciles the Singapore statutory rates to the Group’s effective tax rate for the years ended October 31, 2023, 2022 and 2021.

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2023	2022	2021
Singapore Statutory income tax rate	17.0%	17.0%	17.0%
Differential of local statutory tax rate	(2.2)%	6.1%	-
Effect of preferential tax rate	(15.4)%	(18.2)%	(17.0)%
Non-taxable income	0.8%	(5.1)%	-
Non-deductible items and others *	(0.22)%	0.3%	0.02%
Effective tax rate	(0.02)%	0.10%	0.02%

*	Non-deductible items and others represent excess expenses and losses not deductible for Singapore tax purpose.

(b)	Taxes payable

Taxes payable consist of the following:

	October 31, 2023	October 31, 2022

Income tax payable	$56,161	$10,939
Total taxes payable	$56,161	$10,939